Financial Instruments and Fair Value Measurements - Senior Notes, Credit Facilities and Additional Information (Details) $ / shares in Units, $ in Thousands	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 08, 2015 USD ($)	Aug. 29, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Apr. 05, 2016	Apr. 04, 2016	Sep. 09, 2015	Apr. 30, 2015
Gain/(loss) due to deconsolidation						$ 0	$ 0	$ (1,347,106)
Vessels, net						749,088	95,550
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other						4,125	(106,343)	(1,057,116)
Proceeds From Issuance Of Common Stock						568,883	123,810	0
Amount converted							8,750
Carrying value of the investment						34,000	0
Loss on Private Placement						(7,600)	$ 0	0
Stockholders' Contribution						2,805
Heidmar Holdings LLC
Equity Method Investment Ownership Percentage				49.00%
Carrying value of the investment				$ 34,000
Sifnos Shareholders Inc. | Series D Convertible Preferred Stock
Stockholders' Contribution				$ 2,805
Private Placement
Number of shares issued | shares				36,363,636
Price per share | $ / shares				$ 2.75
Proceeds From Issuance Of Common Stock				$ 100,000
Loss on Private Placement						$ (7,600)
Share price | $ / shares						$ 2.05
Private Placement | Sierra Investments Inc.
Number of shares issued | shares				9,818,182
Private Placement | Sierra Investments Inc. | Revolving Facility
Amount converted				$ 27,000
Private Placement | Heidmar Holdings LLC
Ownership percentage				49.00%
One of its drybulk vessels
Vessels, net		$ 95,937						95,937
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other								(83,937)
Tankers
Number of vessels												10
Vessels Held For Sale Including Impairment		587,271						587,271
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other								(56,631)
10 Capesize bulk carriers, 4 Panamax bulk carriers and 3 Capesize bulk carriers
Number of vessels											17
Vessels Held For Sale Including Impairment		$ 748,320						748,320
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other								$ (375,090)
20 Panamax and 2 Supramax bulk carriers
Number of vessels		22						22
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other								$ (422,404)
Supramax
Number of vessels		2						2
Vessels, net		$ 17,820						$ 17,820
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other								(6,035)
Rangiroa, Negonego and Fakarava
Number of vessels							3
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other							$ (23,018)
Coronado Panamax vessel
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other							1,084
Ocean Crystal, Sonoma and Sorreto Panamax vessels
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other					$ 3,020		$ (641)
Drybulk Carrier Vessels
Number of vessels							13
Gain on reclassification of vessels							$ 1,851
Offshore Support Vessels
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other							(65,712)
Vessels held for sale
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other	$ (18,266)	(113,019)					$ (13,395)	(967,144)
Ocean Rig
Gain/(loss) due to deconsolidation			$ (1,347,106)
Equity Method Investment Ownership Percentage			47.20%						0.00%	40.40%
Carrying value of the investment	$ 208,176	$ 401,878						$ 401,878